Notes to the income statement	6 Months Ended
Jun. 30, 2023
Notes to the income statement
Notes to the income statement

Note 5.    Notes to the income statement

5.1Revenues and other income

	First-half	First-half
In thousands of euros	2023	2022
Revenue	1,901	67
Total revenue	1,901	67
Tax credits	3,631	3,210
Subsidies	3	6
Other	1,087	109
Other operating income	4,721	3,325
Total revenue and other income	6,622	3,392

Revenues

The Company invoiced CTTQ for $2.1 million on May 22, 2023 (the total invoice corresponds to the milestone payment of $2 million following the IND approval from the NMPA, and an additional billing of $0.1 million). On July 19, 2023, the Company received $1.9 million after deducting the withholding tax of $0.2 million[3].

[3]The Company invoiced €1.9 million on May 22, 2023 (corresponds to the milestone payment of €1.8 million euros, and an additional invoicing of €0.1 million) and received on July 19, 2023, €1.7 million after deduction of withholding tax for €0.2 million. The exchange rate on the invoice date was 1.082 dollar for one euros.

Other operating income

Tax credits are the 2023 CIR as of June 30, 2023, in the amount of €3.6 million, including €1.0 million for the R&D Tax Research Credit of Inventiva Inc.

The other income is mainly composed by:

●	the reinvoicing to CTTQ of a share of costs incurred as of June 30, 2023 in the Phase I clinical pharmacology study for the ongoing NATiV3 Phase III trial in the amount of €0.3 million;
●	the specific costs to be reinvoiced to CTTQ relating to CRO accrued liabilities, for an amount of €0.7 million.

5.2Operating expenses

		Marketing –
	Research and	Business	General and
First-half 2023	development	development	administrative
In thousands of euros	costs	expenses	expenses	Total
Disposables	(943)	—	—	(943)
Energy and liquids	(479)	—	—	(479)
Patents	(257)	—	—	(257)
Studies	(42,847)	—	—	(42,847)
Maintenance	(459)	—	—	(459)
Fees	(61)	—	(1,884)	(1,945)
IT systems	(440)	(9)	(50)	(498)
Support costs (including taxes)	—	—	(343)	(343)
Personnel costs	(7,065)	(126)	(2,347)	(9,538)
Depreciation, amortization and provisions	(1,061)	—	(104)	(1,166)
Other operating expenses	(450)	(570)	(2,084)	(3,105)
Total operating expenses	(54,062)	(705)	(6,812)	(61,580)

		Marketing –
	Research and	Business	General and
First-half 2022	development	development	administrative
In thousands of euros	costs	expenses	expenses	Total
Disposables	(920)	—	—	(920)
Energy and liquids	(368)	—	(92)	(460)
Patents	(227)	—	—	(227)
Studies	(20,530)	—	—	(20,530)
Maintenance	(466)	—	(55)	(521)
Fees	(103)	(1)	(2,026)	(2,129)
IT systems	(428)	(7)	(42)	(477)
Support costs (including taxes)	—	—	(355)	(355)
Personnel costs	(5,891)	(111)	(2,198)	(8,201)
Depreciation, amortization and provisions	(594)	—	(105)	(699)
Other operating expenses	(340)	(159)	(1,973)	(2,471)
Total operating expenses	(29,866)	(278)	(6,847)	(36,991)

Personnel costs and headcount

		Marketing —
	Research and	Business	General and
First-half 2023	development	development	administrative
In thousands of euros	costs	expenses	expenses	Total
Wages, salaries and similar costs	(4,399)	(104)	(1,191)	(5,694)
Payroll taxes	(1,222)	(10)	(476)	(1,708)
Provisions for retirement benefit obligations	(61)	—	(29)	(90)
Share-based payments	(1,383)	(13)	(650)	(2,046)
Total personnel costs	(7,065)	(126)	(2,347)	(9,538)

The Company has 117 employees at June 30, 2023, of which 105 are employed by Inventiva S.A. and 12 are employed by Inventiva Inc.

		Marketing —
	Research and	Business	General and
First-half 2022	development	development	administrative
In thousands of euros	costs	expenses	expenses	Total
Wages, salaries and similar costs	(3,671)	(94)	(1,147)	(4,913)
Payroll taxes	(1,107)	(8)	(412)	(1,527)
Provisions for retirement benefit obligations	(78)	—	(40)	(118)
Share-based payments	(1,034)	(9)	(600)	(1,643)
Total personnel costs	(5,891)	(111)	(2,198)	(8,201)

The Company has 109 employees at June 30, 2022, of which 102 are employed by Inventiva S.A. and 7 are employed by Inventiva Inc.

5.3Other operating income and expenses

Other operating income and expenses break down as follows:

	First-half	First-half
In thousands of euros	2023	2022
Reversal of provision – Tax disputes	—	180
Reversal of provision – AMR penalties	—	114
Total other operating income	—	294
Disposals of assets	—	(9)
Late payment interest on CIR 2013-2015	—	(121)
Transaction costs	(44)	(32)
Total other operating expenses	(44)	(163)
Other operating income (expenses)	(44)	131

5.4Financial income and expenses

For the first six months ended June 30, 2023 and June 30, 2022

	First-half	First-half
In thousands of euros	2023	2022
Income from cash equivalents	564	140
Foreign exchange gains	187	4,019
Fair value variation gains / losses	1,623	—
Total financial income	2,373	4,159
Interest cost	(1,941)	(120)
Foreign exchange losses	(683)	(49)
Losses on fair value variation	—	—
Other financial expenses	(23)	(7)
Total financial expenses	(2,646)	(177)
Net financial income	(273)	3,983

In the first half of 2023, financial income is mainly related to change in fair value of the warrants issued to the EIB.

Financial expenses mainly include interest related to the PGE loans, the PPR loans and the EIB loan, financial interest on lease liabilities, and foreign exchange losses.

5.5Income tax

The income tax calculation for interim periods is set out in note 3.3 “Specific disclosure requirements for unaudited interim financial statements.”

As the imputation of tax benefits on tax losses of Inventiva S.A., at short or mid-term, were considered unlikely due to the growth phase of the company and regarding the nil projected tax rate as of December 31, 2023, no current taxes were recorded as of June 30, 2023, for Inventiva S.A.

5.6Basic and diluted loss per share

Basic earnings (loss) per share are calculated by dividing net income (loss) attributable to owners of the Company by the weighted average number of ordinary shares outstanding during the period.

	First-half	First-half
In euros	2023	2022
Net loss for the period	(55,269)	(29,466)
Weighted average number of shares outstanding used to calculate basic/diluted loss per share(1)	42,044,796	40,864,457
Basic/diluted loss per share	(1.31)	(0.72)
(1)	In accordance with IAS 33.19, basic/diluted earnings per share exclude treasury shares held by the Group as of June 30, 2023.

As a loss was recorded in the first half of 2023 and 2022, diluted earnings (loss) per share are the same as basic earnings (loss) per share. Share-based payment plans (BSAs, BSPCEs, AGAs and PAGUP) are not included as their effects would be anti-dilutive.